Interest-bearing loans and borrowings - Other notes (Details)		3 Months Ended	12 Months Ended
	Jun. 14, 2019 USD ($)	Mar. 31, 2020 USD ($) note	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)	[1]
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)			$ 100,056,000	$ 107,978,000
Payments for debt issue costs			8,083,000	9,721,000	[1]	$ 3,849,000
Unsecured Note Due 2022 With Fixed Coupon Rate 7.50%
Disclosure of detailed information about borrowings [line items]
Face amount	$ 50,000,000	$ 200,000,000	200,000,000	200,000,000
Other borrowings (Note 16)			$ 199,000,000	200,000,000
Premium, percentage of volume weighted average price of ordinary shares	101.00%
Payments for debt issue costs	$ 675,000
Debt instrument, above par issuance amount	$ 500,000
Number of notes repurchased | note		10
Bonds issued		$ 100,000
Average repayment amount per bond		$ 85,000
Unsecured Note Due 2022 With Fixed Coupon Rate 7.50% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Other notes, interest rate	7.50%		7.50%
Unsecured Note Due 2022 With Fixed Coupon Rate 7.50% | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)			$ 198,279,000	198,571,000
Other borrowings
Disclosure of detailed information about borrowings [line items]
Face amount			200,000,000	200,000,000
Other borrowings (Note 16)			199,000,000	200,000,000
Other borrowings | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)			$ 198,279,000	$ 198,571,000

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. Due to the increased significance of inventory (see accounting policies), the Group has re-presented the comparative information related to bunker inventory to align with the current year presentation.